Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	$ 607,219	$ 520,817	$ 636,080
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	388,323	343,477	415,862
EMEA [Member[
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	130,296	101,584	124,967
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	$ 88,600	$ 75,756	$ 95,251

[1]	Revenues are attributed to geographic areas based on the location of customer.